Trade accounts receivable, net of allowances -Summary of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 257,556	$ 190,202
Allowance for credit expected losses	(5,608)	(6,809)	$ (10,529)
Total accounts receivable, Net	251,948	183,393
Third party credit card processors
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	182,283	127,980
Fulfillment partners
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	38,443	30,310
Global distribution systems and travel incentives
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	17,115	12,177
Advertising
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	11,786	8,197
Airlines
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	1,308	3,297
Hotels
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	2,215	3,207
Others
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 4,406	$ 5,034